Fees and Expenses - Q3 All-Season Total Return Fund	Nov. 13, 2026
Prospectus [Line Items]
Expense Heading [Optional Text]	FEES AND EXPENSES
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	“Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Reductions and/or Expenses Reimbursement” will not correlate to the ratio of expenses to the average net assets in the Fund’s Financial Highlights because the Fund’s Financial Highlights do not reflect the Fund’s proportionate share of expenses of the underlying investment companies in which the Fund invests.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Contingent Deferred Sales Charge (Load)	None
Redemption Fee	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Institutional Class
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.43%
Acquired Fund Fees and Expenses	0.12%
Total Annual Fund Operating Expenses(1)	1.55%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements(1)(2)	1.55%

(1)	“Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Reductions and/or Expenses Reimbursement” will not correlate to the ratio of expenses to the average net assets in the Fund’s Financial Highlights because the Fund’s Financial Highlights do not reflect the Fund’s proportionate share of expenses of the underlying investment companies in which the Fund invests.

(2)	Q3 Asset Management Corporation (the “Adviser”) has contractually agreed, until March 31, 2029, to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs; taxes; interest; borrowing costs such as interest and dividend expenses on securities sold short; costs to organize the Fund; Acquired Fund fees and expenses; and extraordinary expenses such as litigation and merger or reorganization costs; and other expenses not incurred in the ordinary course of the Fund’s business;) to an amount not exceeding 1.99% of the Institutional Class shares’, average daily net assets. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of 3 years after the date on which such fees and expenses were incurred or waived, provided that the repayments do not cause Total Annual Fund Operating Expenses (exclusive of such reductions and reimbursements) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to March 31, 2029, this agreement may not be modified or terminated without the approval of the Fund’s Board of Trustees (the “Board”) of Ultimus Managers Trust (the “Trust”); provided, however, this agreement will terminate automatically as to the Total Return Fund if the Fund’s investment advisory agreement (the “Total Return Fund’s Advisory Agreement”) with the Adviser is terminated.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the operating expenses of the Fund remain the same and the contractual agreement to limit expenses remains in effect only until March 31, 2029. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
	1 Year	3 Years
Institutional Class Shares	$158	$490

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund has not commenced operations as of the date of this Prospectus, portfolio turnover information is not yet available.